Loans - Narrative, Collateral-Dependent Loans (Details) - Northfield Bancorp, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral-dependent impaired loans	$ 8,400,000	$ 8,700,000
Collateral securing loans	0	0
Real estate loans: | Commercial mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral-dependent impaired loans	4,900,000	5,200,000
Real estate loans: | Multifamily
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral-dependent impaired loans	1,700,000	1,700,000
Real estate loans: | One-to-four family residential mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral-dependent impaired loans	965,000	264,000
Commercial and industrial loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral-dependent impaired loans	$ 839,000	$ 1,500,000